Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2019	2018
Computers, related equipment and software	$1,109,465	$1,027,825
Building and land	109,446	97,782
Leasehold improvements	230,817	222,812
Furniture, fixtures and other	47,813	43,518

Property and equipment, gross	1,497,541	1,391,937
Less accumulated depreciation	(972,227)	(895,352)

Property and equipment, net	$525,314	$496,585